Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 9	$ 28
Prepaid expenses	1,344,202	1,341,100
Rent deposit	25,000	25,000
Total Current Assets	1,369,211	1,366,128
Total Assets	1,369,211	1,366,128
Current Liabilities
Accounts Payable and accrued liabilities	410,621	310,760
Accrued payroll - officer	996,125	798,471
Payable to officer	75,061	73,061
Total Current Liabilities	1,481,808	1,182,292
Total Liabilities	1,481,808	1,182,292
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized; 27,374,598 shares issued and outstanding	2,738	2,738
Additional paid-in capital	3,225,825	3,225,825
Stock subscriptions received in advance	89,000	89,000
Stock subscriptions receivable	(130,000)	(130,000)
Accumulated deficit	(3,300,160)	(3,003,727)
Total Stockholders' Equity	(112,597)	183,836
Total Liabilities and Stockholders' Equity	$ 1,369,211	$ 1,366,128